Allowance For Doubtful Accounts (Changes In Allowance For Doubtful Accounts) (Details) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Allowance For Doubtful Accounts [Abstract]
Balance at beginning of year	¥ 152	¥ 246	¥ 585
Provision for (reversal of) allowance	331	(90)	(255)
Amounts written off		(4)	(84)
Balance at end of year	¥ 483	¥ 152	¥ 246